Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Taxes
Income before income taxes

($ in millions)

For the year ended December 31:	2011	2010	2009
Income before income taxes
U.S. operations	$9,716	$9,140	$9,524
Non-U.S. operations	11,287	10,583	8,614
Total income before income taxes	$21,003	$19,723	$18,138

Provision for income taxes by geographic operations
  ($ in millions)
For the year ended December 31:	2011	2010	2009
U.S. operations	$2,141	$2,000	$2,427
Non-U.S. operations	3,007	2,890	2,286
Total provision for income taxes	$5,148	$4,890	$4,713

Components of the provision for income taxes by taxing jurisdiction

($ in millions)

For the year ended December 31:	2011	2010	2009
U.S. federal
Current	$268	$190	$473
Deferred	909	1,015	1,341
	1,177	1,205	1,814
U.S. state and local
Current	429	279	120
Deferred	81	210	185
	510	489	305
Non-U.S.
Current	3,239	3,127	2,347
Deferred	222	69	247
	3,461	3,196	2,594
Total provision for income taxes	5,148	4,890	4,713
Provision for social security, real estate, personal property and other taxes	4,289	4,018	3,986
Total taxes included in net income	$9,437	$8,908	$8,699

Income tax reconciliation

($ in millions)

For the year ended December 31:	2011	2010	2009
Statutory rate	35%	35%	35%
Foreign tax differential	(10)	(10)	(9)
State and local	2	2	1
Other	(2)	(2)	(1)
Effective rate	25%	25%	26%

Components of deferred tax assets (liabilities)

($ in millions)

At December 31:	2011	2010
Retirement benefits	$5,169	$4,131
Share-based and other compensation	1,598	1,570
Domestic tax loss/credit carryforwards	914	948
Deferred income	834	1,080
Foreign tax loss/credit carryforwards	752	758
Bad debt, inventory and warranty reserves	608	564
Depreciation	474	470
Capitalized research and development	70	291
Other	1,409	1,486
Gross deferred tax assets	11,828	11,298
Less: valuation allowance	912	795
Net deferred tax assets	$10,916	$10,503

Deferred Tax Liabilities

($ in millions)

At December 31:	2011	2010
Leases	$2,149	$1,950
Depreciation	1,421	1,223
Goodwill and intangible assets	796	909
Retirement benefits	551	338
Software development costs	466	638
Other	1,121	1,114
Gross deferred tax liabilities	$6,504	$6,172

Reconciliation of the beginning and ending amount of unrecognized tax benefits

($ in millions)

	2011	2010	2009
Balance at January 1	$5,293	$4,790	$3,898
Additions based on tax positions related to the current year	672	1,054	554
Additions for tax positions of prior years	379	1,768	634
Reductions for tax positions of prior years (including impacts due to a lapse in statute)	(538)	(1,659)	(277)
Settlements	(231)	(660)	(19)
Balance at December 31	$5,575	$5,293	$4,790